10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES	12 Months Ended
Jan. 31, 2022
Notes
10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

10.TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

The Company entered into the following transactions with related parties:

	2022
	Amounts paid or payable	Option based payment	Expense Amounts	Owed at year end
To a director for:
investor relations	$132,000	$1,094,123	$20,177	$12,919
consulting (a)	5,400	158,060	1,904	-

To an officer (b)	39,225	355,836	2,628	1,549

	$176,625	$1,608,019	$24,709	$14,468

	2021
	Amounts paid or payable	Option based payment	Expense Amounts	Owed at year end
To a director for:
investor relations	$132,000	$221,193	$15,997	$12,246
consulting (a)	675	-	-	-

To an officer (b)	40,725	-	415	1,732

	$173,400	$221,193	$16,412	$13,978

	2020
	Amounts paid or payable	Option based payment	Expense Amounts	Owed at year end
To a director for:
investor relations	$231,000	$545,662	$41,973	$16,980
consulting (a)	900	-	-	-

To an officer (b)	42,313	-	500	2,218

	$274,213	$545,662	$42,473	$13,978

a)fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.

b)for accounting and management services.

These transactions were in the normal course of operations and have been measured at fair value, which is the amount of consideration established and agreed to by the related parties.  The amounts owing are non-interest bearing, unsecured and have no fixed terms of repayment.

Compensation of key management personnel

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2022	2021	2020

Remuneration or fees	$186,625	$184,400	$288,713
Option based payments (non-cash item)	3,836,669	221,193	545,662
Total compensation for key management personnel	$4,023,293	$405,593	$834,375